Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Series A Convertible Preferred Stock [Member] USD ($)	Payment of contingent consideration liability [Member] USD ($)	Litigation settlement [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Payment of contingent consideration liability [Member] USD ($)	Common Stock [Member] Litigation settlement [Member]	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] Payment of contingent consideration liability [Member] USD ($)	Additional Paid-In Capital [Member] Litigation settlement [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] Payment of contingent consideration liability [Member] USD ($)	Accumulated Deficit [Member] Litigation settlement [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] Payment of contingent consideration liability [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] Litigation settlement [Member] USD ($)	Cashless Option Exercise [Member] USD ($)	Cashless Option Exercise [Member] Common Stock [Member] USD ($)	Cashless Option Exercise [Member] Additional Paid-In Capital [Member] USD ($)	Cashless Option Exercise [Member] Accumulated Deficit [Member] USD ($)	Cashless Option Exercise [Member] Accumulated Other Comprehensive Loss [Member] USD ($)
Beginning balance at Dec. 31, 2011	$ 69,653				$ 18			$ 100,334			$ (30,003)			$ (696)
Beginning balance (in shares) at Dec. 31, 2011					18,311,228
Stock Issued During Period, Shares, New Issues																		260
Stock Issued During Period, Value, New Issues																	0	0	0	0	0
Repurchase and retirement of common stock (in shares)					(39,895)
Repurchase and retirement of common stock	(139)				0			(139)			0			0
Share-based compensation (in shares)					0
Share-based compensation	503				0			503			0			0
Effect of modification of warrant terms	94				0			94			0			0
Common stock issuance (in shares)						2,450,000	22,500
Common stock issuance			5,145	56		3			5,142	56		0	0		0	0
Reversal Of Forfeited Restricted Awards(In Shares)					(5,833)
Reversal of forfeited restricted awards	0										0			0
Series A convertible preferred stock issuance costs	56
Net loss	(50,218)										(50,218)			0
Other comprehensive income	181				0			0			0			181
Ending balance at Dec. 31, 2012	25,275	0			21			105,990			(80,221)			(515)
Ending balance (in shares) at Dec. 31, 2012		0			20,738,260
Stock Issued During Period, Shares, New Issues		123,077			0
Stock Issued During Period, Value, New Issues	0	4,000			0			0			0			0
Share-based compensation (in shares)		0			0
Share-based compensation	773	0			0			773			0			0
Effect of modification of warrant terms	241
Series A convertible preferred stock issuance costs	0	0			0			(647)			0			0
Dividends accrued on Series A convertible preferred stock	(55)	55			0			(55)			0			0
Deemed dividend on Series A convertible preferred stock	(4,000)	4,000			0			(4,000)			0			0
Excess of common warrant and preferred warrant fair value	(1,553)	(4,000)			0			(1,553)			0			0
Warrants amended in connection with debt refinancing	0	0			0			0			0			0
Fair value of amended related party note over note face value	2,067	0			0			2,067			0			0
Net loss	(15,653)	0			0			0			(15,653)			0
Other comprehensive income	297	0			0			0			0			297
Ending balance at Dec. 31, 2013	$ 6,504	$ 4,055			$ 21			$ 102,575			$ (95,874)			$ (218)
Ending balance (in shares) at Dec. 31, 2013		123,077			20,738,260